Acquisitions and intangible assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 2,991		$ 7,100
Acquisition of business	2,805	2,991
Additional contingent consideration	1,304
Balance at the end of the period	7,100	2,991	7,100
Enterprise Data Storage Solutions
Changes in the carrying amount of goodwill
Balance at the beginning of the period			794
Acquisition of business		794
Balance at the end of the period	794	794	794
HDD Capital Equipment
Changes in the carrying amount of goodwill
Balance at the beginning of the period	2,197		6,306
Acquisition of business	2,805	2,197
Additional contingent consideration	1,304
Balance at the end of the period	$ 6,306	$ 2,197	$ 6,306